Summary of material accounting policies - Consolidation and Segments (Details) - segment			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
General information
Number of segments			1
Neurosterix US Holdings LLC
General information
Equity interest held	20.00%	20.00%